CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Accounts receivable, net of allowances	¥ 9,308	$ 1,354	¥ 3,462
Accounts payable	18,811	2,736	8,340
Deferred revenue and customer deposits	33,067	4,809	28,921
Accrued liabilities and other current liabilities	76,666	11,151	52,639
Amount due to related parties	8,864	1,289	6,110
Other non-current liabilities	140	20	216
Deferred tax liabilities | ¥			5
Deferred revenue	10,265	1,493	330
Convertible notes (including deferred revenue of the VIE without recourse to the Company of RMB nil and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)	¥ 216,179	$ 31,442	¥ 0
Common shares, par value per share | $ / shares		$ 0
Common shares, shares authorized	50,000,000	50,000,000	470,393,343
Common shares, shares issued	0	0	42,666,670
Common shares, shares outstanding	0	0	42,666,670
Series A Contingently Redeemable Convertible Preferred Shares
Contingently redeemable convertible preferred shares, par value per share | $ / shares		$ 0
Contingently redeemable convertible preferred shares, shares authorized	0	0	11,111,120
Contingently redeemable convertible preferred shares, shares issued	0	0	11,111,120
Contingently redeemable convertible preferred shares, shares outstanding	0	0	11,111,120
Series B Contingently Redeemable Convertible Preferred Shares
Contingently redeemable convertible preferred shares, par value per share | $ / shares		$ 0
Contingently redeemable convertible preferred shares, shares authorized	0	0	7,936,510
Contingently redeemable convertible preferred shares, shares issued	0	0	7,936,510
Contingently redeemable convertible preferred shares, shares outstanding	0	0	7,936,510
Series C Contingently Redeemable Convertible Preferred Shares
Contingently redeemable convertible preferred shares, par value per share | $ / shares		$ 0
Contingently redeemable convertible preferred shares, shares authorized	0	0	4,999,540
Contingently redeemable convertible preferred shares, shares issued	0	0	4,999,540
Contingently redeemable convertible preferred shares, shares outstanding	0	0	4,999,540
Series D Contingently Redeemable Convertible Preferred Shares
Contingently redeemable convertible preferred shares, par value per share | $ / shares		$ 0
Contingently redeemable convertible preferred shares, shares authorized	0	0	5,559,487
Contingently redeemable convertible preferred shares, shares issued	0	0	5,559,487
Contingently redeemable convertible preferred shares, shares outstanding	0	0	5,559,487
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	0
Common shares, shares issued	59,547,823	59,547,823	0
Common shares, shares outstanding	59,547,823	59,547,823	0
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	0
Common shares, shares issued	17,000,189	17,000,189	0
Common shares, shares outstanding	17,000,189	17,000,189	0
VIE
Accounts payable	¥ 18,683	$ 2,717	¥ 8,340
Deferred revenue and customer deposits	55,625	8,091	48,085
Accrued liabilities and other current liabilities	59,556	8,662	31,631
Amount due to related parties	8,864	1,289	459
Other non-current liabilities	140	20	216
Deferred tax liabilities	0	0	5
Deferred revenue	0	0	330
Convertible notes (including deferred revenue of the VIE without recourse to the Company of RMB nil and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)	¥ 0	$ 0	¥ 0